Leases - Weighted Average Lease Term and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term:
Operating leases	5 years	5 years
Finance leases	15 years	16 years
Weighted-average discount rate:
Operating leases	4.30%	4.40%
Finance leases	4.60%	4.50%